Inventories	6 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
INVENTORIES

Note 5 – Inventories

Inventories are stated at the lower of cost or market.  Cost is determined by the first-in, first-out method.  Cost of inventories comprises direct materials.  Inventories by major categories are as follows:

	June 30,		December 31,
	2012		2011
	USD’000	RMB’000	RMB’000
Raw materials	77	489	733
Finished goods	67,663	429,862	326,749
Total inventories	67,740	430,351	327,482

Inventories amounting to RMB1,570 thousand (USD247 thousand) were written off during the three months and six months ended June 30, 2012. Inventories amounting to RMB63 thousand were written off during the three months and six months ended June 30, 2011.